FINANCIAL INSTRUMENTS - FAIR VALUES AND RISK MANAGEMENT - Schedule of Carrying Amounts and Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Financial assets measured at fair value through profit or loss
Marketable securities	$ 883	$ 2,067
Financial assets not measured at fair value
Cash and cash equivalents	321,424	251,347	$ 476,717	$ 413,532
Related party receivables	13,447	13,091
Financial liabilities not measured at fair value
Trade and other payables	180,459	143,122
Floating rate debt	2,434,842	3,067,745
Related party payables	41,615	31,064
Floating rate debt
Financial liabilities not measured at fair value
Floating rate debt	2,434,842	3,067,745
Carrying Value
Financial liabilities not measured at fair value
Trade and other payables	180,459
Carrying Value | Floating rate debt
Financial liabilities not measured at fair value
Floating rate debt	2,434,842
Carrying Value | Financial liabilities not measured at fair value
Financial liabilities not measured at fair value
Trade and other payables	180,459	143,122
Related party payables	41,615	31,064
Carrying Value | Financial liabilities not measured at fair value | Floating rate debt
Financial liabilities not measured at fair value
Floating rate debt	2,434,842	3,067,745
Fair Value | Financial liabilities not measured at fair value
Financial liabilities not measured at fair value
Trade and other payables	180,459	143,122
Related party payables	41,615	31,064
Fair Value | Financial liabilities not measured at fair value | Floating rate debt
Financial liabilities not measured at fair value
Floating rate debt	2,480,049	3,119,596
Fair Value | Financial liabilities not measured at fair value | Floating rate debt | Level 1
Financial liabilities not measured at fair value
Floating rate debt	0	0
Fair Value | Financial liabilities not measured at fair value | Floating rate debt | Level 2
Financial liabilities not measured at fair value
Floating rate debt	2,480,049	3,119,596
Financial assets measured at fair value through profit or loss | Carrying Value
Financial assets measured at fair value through profit or loss
Derivative instruments receivable	6,267	9,025
Marketable securities	883	2,067
Financial assets measured at fair value through profit or loss | Fair Value
Financial assets measured at fair value through profit or loss
Derivative instruments receivable	6,267	9,025
Marketable securities	883	2,067
Financial assets measured at fair value through profit or loss | Fair Value | Level 1
Financial assets measured at fair value through profit or loss
Derivative instruments receivable	0	0
Marketable securities	883	2,067
Financial assets measured at fair value through profit or loss | Fair Value | Level 2
Financial assets measured at fair value through profit or loss
Derivative instruments receivable	6,267	9,025
Marketable securities	0	0
Financial assets not measured at fair value | Carrying Value
Financial assets not measured at fair value
Cash and cash equivalents	321,424	251,347
Trade and other receivables	187,589	133,997
Related party receivables	13,447	13,091
Financial assets not measured at fair value | Fair Value
Financial assets not measured at fair value
Cash and cash equivalents	321,424	251,347
Trade and other receivables	187,589	133,997
Related party receivables	$ 13,447	$ 13,091